Mineral Rights - Excelsior Springs (Details Narrative) - USD ($)	Jun. 09, 2022	Jun. 09, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Number value purchase price issuance	$ 35,000
Purchase acqusition	185,000
Repayments of loans from vendors	25,000
Loan settled	$ 125,000	$ 125,000
Repayment of Loans		$ 25,000
Nubian Resources [Member]
Restructuring Cost and Reserve [Line Items]
Number value purchase price issuance			$ 5,850,000
Stock Issued During Period, Shares, Acquisitions			45,000,000